Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Yale University, 0.873%, 4/15/25	$2,000	$ 1,979,096
		$ 1,979,096
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,660,159
		$ 5,660,159
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,629,273
		$ 3,629,273
Total Corporate Bonds (identified cost $10,826,000)		$ 11,268,528

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.175%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$442	$ 444,567
Total Tax-Exempt Mortgage-Backed Securities (identified cost $442,492)		$ 444,567

Tax-Exempt Municipal Obligations — 90.9%
Security	Principal Amount (000's omitted)	Value
Education — 5.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$1,005	$ 992,377
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	465	463,391
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	389,560
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	375	364,740
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	106,051
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.50%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	$4,750	$ 4,746,200
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	1,045	1,054,259
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	301,155
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/25(1)	200	200,662
5.00%, 7/1/26(1)	105	106,196
5.00%, 7/1/27(1)	110	114,074
5.00%, 7/1/28(1)	160	168,003
5.00%, 7/1/29(1)	165	174,963
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	1,000	993,880
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	502,245
5.00%, 7/1/29	885	926,064
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	258,050
5.00%, 7/1/28	240	250,318
5.00%, 7/1/29	235	247,293
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	2,938,740
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,975
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,350	3,473,548
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,316,600
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	510,607
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	195	191,254
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	125	124,510
5.00%, 4/1/30(1)	1,470	1,512,718
Purdue University, IN, 4.00%, 7/1/40	2,100	2,037,273
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/34(1)	1,000	1,028,490
University of Massachusetts Building Authority, 5.00%, 11/1/40	3,500	3,530,905
University of North Carolina at Chapel Hill, 3.638%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,497,570

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 3.80%, 11/1/36(3)	$1,700	$ 1,700,000
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	396,164
		$ 39,118,835
Electric Utilities — 4.4%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$ 1,495,020
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,997,920
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,138,240
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,500	1,461,600
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,434,484
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,482,371
5.00%, 8/1/40	1,500	1,652,070
Salt River Project Agricultural Improvement and Power District, AZ:
4.00%, 12/1/32	9,675	9,689,319
4.00%, 12/1/34	3,250	3,253,315
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	2,000	2,022,820
		$ 31,627,159
Escrowed/Prerefunded — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	$300	$ 307,701
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(1)	15	14,993
Escrowed to Maturity, 5.00%, 4/1/30(1)	80	84,316
		$ 407,010
General Obligations — 15.7%
Bristol, VA, 5.00%, 9/1/27	$1,915	$ 1,935,280
California, 5.00%, 4/1/42	6,440	6,687,167
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	384,792
Chicago Board of Education, IL:
0.00%, 12/1/25	500	481,640
4.00%, 12/1/35	1,500	1,413,405
5.00%, 12/1/30	1,650	1,707,800
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
5.00%, 12/1/33	$1,895	$ 1,895,493
5.00%, 12/1/36	2,410	2,426,677
5.25%, 12/1/35	2,750	2,750,192
5.50%, 12/1/38	4,000	4,242,360
Chicago, IL, Escrowed to Maturity, 0.00%, 1/1/26	160	154,506
Clear Creek Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/40	5,000	5,004,450
Connecticut, 4.00%, 6/15/34	6,500	6,506,110
Detroit, MI:
5.00%, 4/1/25	150	150,444
5.00%, 4/1/26	330	335,706
5.00%, 4/1/27	695	718,303
5.00%, 4/1/28	730	764,799
5.00%, 4/1/29	515	546,219
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,092,000
5.00%, 2/15/42	1,000	1,086,060
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	1,155	1,019,819
Falls Church, VA, 3.00%, 7/15/41	3,455	3,013,140
Fremont Union High School District, CA, 4.00%, 8/1/40	3,100	3,099,907
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,286,885
4.00%, 2/15/35	5,000	4,984,500
Hopkinsville, KY, 3.00%, 12/1/35	960	871,162
Illinois:
3.25%, 11/1/26	1,440	1,437,062
4.00%, 7/1/37	3,000	2,965,080
5.00%, 1/1/41	2,650	2,666,775
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	335,370
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,171,378
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	3,495	3,962,386
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	1,225	1,256,348
Molalla River School District No. 35, OR, 5.00%, 6/15/38	1,500	1,676,040
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,512,040
New Jersey:
2.00%, 6/1/25	2,500	2,479,800
2.00%, 6/1/27	5,000	4,759,200
New York, NY, 5.00%, 8/1/29	3,515	3,580,766
Oklahoma, OK, 4.00%, 3/1/35	355	366,424

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	$1,500	$ 1,509,840
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,505	1,609,929
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,101,240
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,765	4,677,896
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,032,440
Texas:
4.00%, 5/15/45	3,665	3,533,903
5.00%, 8/1/37	1,665	1,678,353
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,767,259
Virginia, 2.00%, 6/1/28	1,370	1,291,252
Washington, 5.00%, 2/1/30	5,415	5,422,256
Yarmouth, ME, 2.00%, 11/15/30	1,500	1,324,860
		$113,676,713
Hospital — 6.6%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,501,575
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	733,142
5.00%, 7/1/30(1)	285	289,594
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	387,695
5.00%, 8/1/26	445	453,989
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	751,759
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	363,541
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,350,372
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	6,050	6,113,404
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	81,150
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	120,355
5.00%, 7/15/26(1)	150	151,490
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,500	2,328,575
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	3,000	2,873,550
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	$1,050	$ 1,049,958
5.00%, 10/1/26	1,010	1,010,081
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	809,344
5.00%, 7/1/29	300	304,947
5.00%, 7/1/30	1,595	1,620,983
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/28	2,300	2,404,029
5.25%, 11/1/38	1,330	1,454,036
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	226,660
5.00%, 10/1/26	150	152,604
5.00%, 10/1/27	125	128,988
5.00%, 10/1/28	150	156,099
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	915,540
5.00%, 4/1/29	1,000	829,790
5.00%, 4/1/30	930	767,734
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,428,025
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	282,433
5.00%, 11/15/28	275	284,102
5.00%, 11/15/29	250	259,472
5.00%, 11/15/30	250	260,652
5.00%, 11/15/31	275	287,422
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,566,350
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,503,100
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,937,720
4.00%, 11/15/46	3,320	3,158,914
5.00%, 11/15/34	1,000	1,017,510
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,252,876
		$ 47,569,560
Housing — 8.4%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,296,779

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	$940	$ 839,279
1.35%, 11/15/30	1,550	1,279,339
1.35%, 11/15/30	2,500	2,153,350
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	500	486,810
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	2,000	1,988,780
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,850,600
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,532,325
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	2,795	2,724,147
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,000	1,005,340
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	2,000	1,950,300
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/25	300	299,841
4.00%, 7/1/26	320	319,830
Massachusetts Housing Finance Agency:
Sustainability Bonds, 0.90%, 6/1/26	1,500	1,428,270
Sustainability Bonds, 4.00%, 12/1/25	1,000	1,002,870
Michigan Housing Development Authority:
3.75%, 4/1/27	2,100	2,089,878
Social Bonds, 5.50%, 12/1/53	1,440	1,535,818
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	840	743,282
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	1,000	999,180
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	2,560	2,572,928
New Canaan Housing Authority, CT, (Hanc Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,750	1,732,203
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	736,748
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,568,647
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,516,600
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	162,566
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University): (continued)
5.00%, 7/1/27	$385	$ 395,176
5.00%, 7/1/28	240	248,563
5.00%, 7/1/29	535	558,032
5.00%, 7/1/30	225	234,090
5.00%, 7/1/31	485	503,740
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/25	870	874,376
5.00%, 7/1/26	600	609,624
5.00%, 7/1/27	375	384,911
5.00%, 7/1/28	340	352,131
5.00%, 7/1/29	300	310,335
5.00%, 7/1/30	465	479,894
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/25	980	983,263
5.00%, 6/1/26	1,090	1,103,549
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,047,920
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,409,490
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,956,424
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA MBS-Secured), 4.25%, 2/1/41	2,000	1,939,040
		$ 61,206,268
Industrial Development Revenue — 9.0%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 476,018
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 3.80%, 7/1/41	1,000	999,610
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,000	4,926,600
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/1/25 (Put Date), 12/1/44	1,500	1,500,075
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,263,775
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,099,800

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	$3,170	$ 2,592,172
(AMT), 3.10%, 5/1/26	4,005	3,872,194
(AMT), 3.25%, 1/1/25	3,250	3,250,000
(AMT), 4.00%, 3/1/37	2,000	1,796,120
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,889,280
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	939,810
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	3,990,440
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,491,810
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	938,240
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,459,300
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	666,449
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,899,694
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 1.50% to 11/4/25 (Put Date), 2/1/26	1,000	969,470
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	530	528,187
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,847,270
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,435,737
(AMT), 2.625%, 11/1/25	1,500	1,480,260
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,594,768
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,347,343
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,000	4,002,040
		$ 65,256,462
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	$500	$ 542,260
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	189,142
		$ 731,402
Insured - Electric Utilities — 0.5%
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/27	$1,500	$ 1,594,935
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,708,576
		$ 3,303,511
Insured - General Obligations — 1.9%
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	$1,945	$ 1,801,148
Chicago, IL, (AGM), 0.00%, 1/1/25	250	250,000
Generation Park Management District, TX, (AGC), 3.50%, 9/1/41	3,750	3,305,812
Harris County Municipal Utility District No. 55, TX:
(AGC), 4.00%, 2/1/38	505	501,379
(AGC), 4.00%, 2/1/39	1,415	1,393,874
Lanterns Metropolitan District No. 1, CO, (AGC), 4.00%, 12/1/39	1,000	982,850
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,669
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/4314	1,140	1,231,531
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33	285	312,332
(BAM), 5.00%, 12/1/34	200	218,786
(BAM), 5.00%, 12/1/39	1,125	1,215,911
Shreveport, LA, (AGC), 5.00%, 3/1/44	1,250	1,323,913
Sparta Area School District, WI, (AGC), 3.00%, 3/1/41	1,000	865,690
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	130,000
		$ 14,018,895
Insured - Hospital — 0.5%
El Paso County Hospital District, TX:
(BAM), 5.00%, 2/15/39	$1,645	$ 1,773,458
(BAM), 5.00%, 2/15/40	1,730	1,856,913
		$ 3,630,371

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.1%
East Montgomery County Improvement District Sales Tax Revenue, TX, (AGC), 5.00%, 8/15/40	$725	$ 787,814
		$ 787,814
Lease Revenue/Certificates of Participation — 3.0%
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/41	$1,195	$ 1,302,956
Clark-Pleasant Community School Building Corp., IN, 5.00%, 7/15/41	1,000	1,090,340
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	500	541,850
5.00%, 7/15/42	725	781,427
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	2,000	2,013,580
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,409,105
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,026,190
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,067,800
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	695,708
5.00%, 6/1/36	345	385,606
5.00%, 6/1/37	575	640,165
5.00%, 6/1/38	310	344,469
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,400	2,075,472
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	510	557,501
5.00%, 7/15/35	800	863,496
5.00%, 7/15/37	890	955,077
		$ 21,750,742
Other Revenue — 6.6%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	$500	$ 500,000
Black Belt Energy Gas District, AL:
3.99%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,626,650
5.00% to 11/1/34 (Put Date), 3/1/55	2,325	2,469,313
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,452,936
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,378,572
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,307,525
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,060	6,597,885
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	809,663
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/31 (Put Date), 12/1/53	$10,000	$ 10,572,900
5.00% to 12/1/32 (Put Date), 5/1/55	1,200	1,267,236
Northern California Gas Authority No. 1, Gas Project Revenue, 3.973%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	500	499,915
Public Finance Authority, WI, (Inperium, Inc.), 5.00%, 12/1/34(1)	1,750	1,763,930
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.796%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,110	1,109,745
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.739%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	2,255	2,257,165
		$ 47,613,435
Senior Living/Life Care — 5.8%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	$250	$ 250,242
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	375,034
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,440,030
2.625%, 5/15/29	2,000	1,890,700
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	199,430
4.00%, 1/1/28	240	239,062
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
4.00%, 6/1/25(1)	110	109,728
4.00%, 6/1/26(1)	110	109,459
5.00%, 6/1/31(1)	285	293,011
5.00%, 6/1/35(1)	225	229,190
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	505,460
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	680	635,113
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	350	343,070
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.32%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	717,300
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,238,902
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	460	447,046

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	$515	$ 512,652
4.00%, 10/1/26(1)	1,000	991,790
4.00%, 10/1/27(1)	400	395,268
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/25	100	99,868
4.00%, 12/1/26	150	149,735
4.00%, 12/1/27	200	199,770
4.00%, 12/1/28	200	199,446
4.00%, 12/1/29	250	248,973
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	697,950
5.625%, 7/1/46(1)	425	422,637
5.75%, 7/1/54(1)	1,130	1,117,333
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	637,869
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	375	374,479
4.50%, 10/1/26	3,000	2,995,800
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	404,856
5.00%, 7/1/31	670	677,055
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	120	120,000
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	250,000
4.00%, 1/1/26	240	237,876
5.00%, 1/1/27	565	565,316
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,515	3,245,809
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,239,392
5.00%, 5/15/26	1,000	1,001,890
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	299,133
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	265	269,791
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	380	374,106
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/25	$1,510	$ 1,511,480
5.00%, 4/1/26	1,595	1,606,181
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/25	275	273,504
5.00%, 11/15/27	300	303,495
5.00%, 11/15/29	115	117,282
5.00%, 11/15/30	180	184,120
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/25	180	178,407
4.00%, 12/15/26	375	368,572
4.00%, 12/15/27	215	209,793
4.00%, 12/15/28	200	193,736
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/25	1,615	1,620,216
5.00%, 9/1/32	1,015	1,027,535
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25	250	248,488
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	608,102
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/25	275	273,603
4.00%, 12/1/26	240	238,464
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,012,200
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,056,320
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,165,000
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/25(1)	385	385,000
5.00%, 1/1/26(1)	400	401,116
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/25	100	99,356
3.00%, 8/1/26	250	245,900
		$ 42,079,441
Special Tax Revenue — 5.8%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 413,240

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Allentown Neighborhood Improvement Zone Development Authority, PA: (continued)
5.00%, 5/1/28	$575	$ 601,019
5.00%, 5/1/29	600	633,870
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,039,990
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(1)	125	124,520
2.85%, 6/1/26(1)	135	132,397
2.95%, 6/1/27(1)	175	169,887
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,403,829
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	900	1,026,963
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	750	723,225
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,643,284
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,013,680
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/34(4)	2,500	2,868,575
5.00%, 2/1/35	1,955	2,018,479
5.00%, 11/1/35(4)	2,500	2,851,250
5.00%, 8/1/36	2,500	2,519,625
5.00%, 11/1/41(4)	3,000	3,324,060
(SPA: JP Morgan Chase Bank, N.A.), 4.05%, 8/1/45(3)	3,750	3,750,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,600	1,854,016
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	221,168
Omaha, NE, Riverfront Redevelopment Special Tax Revenue:
5.00%, 4/15/41	600	664,356
5.00%, 4/15/42	600	658,338
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,858,109
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	582,042
Tolomato Community Development District, FL, 2.625%, 5/1/27	745	723,961
		$ 41,819,883
Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$1,055	$ 1,001,881
Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$2,850	$ 2,883,772
		$ 3,885,653
Transportation — 11.9%
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.60%, 4/1/55(3)	$500	$ 500,000
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	2,500	2,518,950
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	1,670	1,716,042
Chicago, IL, (Midway International Airport), 4.00%, 1/1/34	6,000	6,005,580
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,227,244
(AMT), 5.00%, 1/1/37	1,450	1,548,832
(AMT), 5.00%, 1/1/38	1,780	1,893,208
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,127,241
(AMT), 5.00%, 11/15/30	7,170	7,695,346
(AMT), 5.00%, 12/1/32	6,350	6,606,540
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	998,930
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	3,000	3,006,420
(AMT), 5.00%, 7/1/45	1,500	1,503,165
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,417,649
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,587,810
(AMT), Prerefunded to 3/22/25, 5.00%, 7/1/34	2,405	2,412,768
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,033,890
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/29	2,000	2,059,820
(AMT), 5.00%, 10/1/33	5,000	5,033,550
Oklahoma Turnpike Authority, 4.00%, 1/1/42	2,730	2,730,573
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,043,677
(AMT), 5.00%, 7/1/42	2,945	2,980,811
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,092,070
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,090,767
(AMT), 5.00%, 5/1/37	2,100	2,139,018

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA: (continued)
(AMT), 5.00%, 4/1/40	$4,000	$ 4,001,400
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,019,040
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,589,985
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	280,224
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,568,680
		$ 86,429,230
Water and Sewer — 4.6%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,644,175
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	1,000	989,500
4.00%, 12/1/38	1,000	975,770
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/37	1,570	1,793,427
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	10,000	10,226,900
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	2,000	1,998,900
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 3.95%, 6/15/49(3)	3,000	3,000,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,092
San Antonio, TX, Water System Revenue, 4.00%, 5/15/36	3,000	3,000,240
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,690	4,697,129
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	3,032,523
		$ 33,219,656
Total Tax-Exempt Municipal Obligations (identified cost $660,799,802)		$658,132,040

Taxable Municipal Obligations — 6.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$1,560	$ 1,560,531
Security	Principal Amount (000's omitted)	Value
Education (continued)
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$500	$ 510,020
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	744,173
		$ 2,814,724
Escrowed/Prerefunded — 0.2%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,491,240
		$ 1,491,240
General Obligations — 1.0%
California, 7.50%, 4/1/34(5)	$2,500	$ 2,855,050
Cecil County, MD, 1.20%, 11/1/27	420	383,368
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	558,137
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,478,961
		$ 7,275,516
Hospital — 0.4%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 237,705
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	835	796,707
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,690,552
		$ 2,724,964
Housing — 0.7%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 4,994,350
		$ 4,994,350
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 561,546
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	483,955
		$ 1,045,501
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 523,369
(AGM), 1.573%, 8/15/27	500	463,940
(AGM), 1.743%, 8/15/28	750	679,148

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Bexar County, TX, Venue Project Revenue: (continued)
(AGM), 1.924%, 8/15/29	$1,535	$ 1,360,378
		$ 3,026,835
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,609,564
		$ 4,609,564
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,163,284
		$ 5,163,284
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 484,342
		$ 484,342
Special Tax Revenue — 1.4%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,971,560
1.453%, 6/15/26	3,000	2,873,670
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	1,640	1,648,971
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	3,066,910
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	321,727
		$ 9,882,838
Transportation — 0.1%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,119,134
		$ 1,119,134
Water and Sewer — 0.7%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.40%, 7/1/37(6)	$4,900	$ 4,900,000
		$ 4,900,000
Total Taxable Municipal Obligations (identified cost $50,594,452)		$ 49,532,292

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$6,500	$ 6,531,803
Total U.S. Treasury Obligations (identified cost $6,502,003)		$ 6,531,803
Total Investments — 100.2% (identified cost $729,164,749)		$725,909,230
Other Assets, Less Liabilities — (0.2)%		$ (1,538,120)
Net Assets — 100.0%		$724,371,110
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $33,058,352 or 4.6% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(4)	When-issued security.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
At December 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California	11.6%
Others, representing less than 10% individually	86.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.3% of total investments.

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

LOC	– Letter of Credit
MBS	– Mortgage-Backed Security
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,268,528	$ —	$ 11,268,528
Tax-Exempt Mortgage-Backed Securities	—	444,567	—	444,567
Tax-Exempt Municipal Obligations	—	658,132,040	—	658,132,040
Taxable Municipal Obligations	—	49,532,292	—	49,532,292
U.S. Treasury Obligations	—	6,531,803	—	6,531,803
Total Investments	$ —	$725,909,230	$ —	$725,909,230
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.